Schedule of Assets Held for Sale (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	$ 45,423
Land
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	4,215
Buildings
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	18,784
Machinery and equipment
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	19,625
Leasehold improvements
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	2,429
Others
Long Lived Assets Held-for-sale [Line Items]
Long-lived assets held for sale	$ 370